Subsequent Events (Details) - Southern Bank 401(k) Retirement Plan (the Plan) - Subsequent Events	Sep. 16, 2025	Sep. 15, 2025
EBP, Subsequent Event [Line Items]
Minimum requisite service period	2 months	1 year
Deferral rate, percentage	3.00%
Participant loan term	10 years